Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000174221 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000174221 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000174221 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000174221 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000174221 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174221 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174221 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174221 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174221 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000174221 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174221 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.60%
C000174221 | Financials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000174221 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000174221 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000174221 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000174221 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000174221 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000174221 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000174221 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174221 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174221 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240124 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	12.80%
C000240124 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.60%
C000240124 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000240124 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000240124 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240124 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240124 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240124 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240124 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240124 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240124 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.70%
C000240124 | Financials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000240124 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.80%
C000240124 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000240124 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240124 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000240124 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240124 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240124 | Materials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000240124 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000240124 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199548 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199548 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | Janus Henderson Group PLC
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | Tapestry, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Ingredion, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | East West Bancorp, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | ONE Gas, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.40%
C000199548 | Financials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000199548 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000199548 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000199548 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000199548 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199548 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000199548 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000199548 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000199548 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.80%
C000199548 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240126 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240126 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240126 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240126 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000240126 | Salesforce, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000240126 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000240126 | Financials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000240126 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.70%
C000240126 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000240126 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000240126 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240126 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000240126 | Energy
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240126 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240126 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240126 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000211558 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.50%
C000211558 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000211558 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211558 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211558 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211558 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211558 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211558 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211558 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211558 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211558 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.10%
C000211558 | Financials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000211558 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000211558 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000211558 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000211558 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000211558 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000211558 | Energy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211558 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211558 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211558 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000232922 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000232922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000232922 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000232922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232922 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232922 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232922 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000232922 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232922 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232922 | Sherwin-Williams Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232922 | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.40%
C000232922 | Financials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000232922 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.30%
C000232922 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000232922 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000232922 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000232922 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000232922 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232922 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000232922 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000242847 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000242847 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000242847 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000242847 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000242847 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000242847 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000242847 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000242847 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000242847 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000242847 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000242847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000242847 | Financials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000242847 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000242847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000242847 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000242847 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000242847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000242847 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242847 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000242847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000242847 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219749 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	15.20%
C000219749 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000219749 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219749 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000219749 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219749 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219749 | Accenture PLCClass A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219749 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219749 | Adobe, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000219749 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000219749 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000219749 | Financials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000219749 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000219749 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000219749 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000219749 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219749 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219749 | Materials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219749 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000219749 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%